UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: January 1, 2010 – March 31, 2010

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (unaudited)

Shares	Security Description		Value

Common Stock - 74.9%
Communications - 0.1%
6,000	News Corp., Class A		$ 86,460

Consumer Discretionary - 19.8%
1,700	Alberto-Culver Co.		44,455
6,613	Apollo Group, Inc., Class A (a)		405,311
31,600	Bridgepoint Education, Inc. (a)		776,728
13,300	Career Education Corp. (a)		420,812
57,100	Comcast Corp., Class A		1,074,622
3,000	Costco Wholesale Corp.		179,130
31,050	CVS Caremark Corp.		1,135,188
2,297	Discovery Communications, Inc., Class A (a)		77,616
2,297	Discovery Communications, Inc., Class C (a)		67,555
14,800	D.R. Horton, Inc.		186,480
100	Ecolab, Inc.		4,395
3,000	Education Management Corp. (a)		65,700
13,000	FirstService Corp. (a)		297,180
37,987	Gruma SAB de CV, ADR (a)		340,743
18,250	Home Depot, Inc.		590,387
57,550	H&R Block, Inc.		1,024,390
40,870	Interpublic Group of Cos., Inc. (a)		340,038
8,700	ITT Educational Services, Inc. (a)		978,576
20,197	Lincoln Educational Services Corp. (a)		510,984
28,000	Lowe's Cos., Inc.		678,720
12,800	McDonald's Corp.		854,016
17,250	NIKE, Inc., Class B		1,267,875
15,250	Sally Beauty Holdings, Inc. (a)		136,030
67,885	Tesco PLC, ADR		1,347,517
27,895	The Andersons, Inc.		933,925
3,890	Time Warner Cable, Inc.		207,376
15,500	Time Warner, Inc.		484,685
44,700	Unilever NV		1,348,152
17,058	Universal Technical Institute, Inc. (a)		389,264
21,234	Value Line, Inc.		490,293
49,550	Wal-Mart Stores, Inc.		2,754,980
61,427	Weight Watchers International, Inc.		1,568,231
8,600	Yum! Brands, Inc.		329,638
			21,310,992
Consumer Staples - 18.6%
363,400	Alliance One International, Inc. (a)		1,849,706
35,150	Altria Group, Inc.		721,278
15,100	British American Tobacco PLC, ADR		1,040,390
25,532	Columbia Sportswear Co.		1,341,196
16,800	Diageo PLC, ADR		1,133,160
88,650	Dr. Pepper Snapple Group, Inc.		3,117,820
5,000	Helen of Troy, Ltd. (a)		130,300
16,862	Kraft Foods, Inc.		509,907
12,700	Manpower, Inc.		725,424
8,760	National Beverage Corp. (a)		97,411
3,000	Nestle SA, ADR		153,600
44,372	Paychex, Inc.		1,362,220
58,900	Philip Morris International, Inc.		3,072,224
1,721	Ralcorp Holdings, Inc. (a)		116,649
11,450	Safeway, Inc.		284,647
37,250	The Coca-Cola Co.		2,048,750
77,100	The Kroger Co.		1,669,986
39,580	The Western Union Co.		671,277
			20,045,945
Energy - 3.7%
16,750	Chevron Corp.		1,270,153
15,600	ConocoPhillips		798,252
9,500	Exxon Mobil Corp.		636,310
1,200	Gazprom Neft JSC, ADR		31,452
800	Lukoil OAO, ADR		45,360
2,500	PetroChina Co., Ltd., ADR		293,050
7,800	Petroleo Brasileiro SA, ADR		347,022
2,750	Surgutneftegaz, ADR		27,253
24,100	Valero Energy Corp.		474,770
8,800	Willbros Group, Inc. (a)		105,688
			4,029,310
Financials - 8.1%
3,200	American Express Co.		132,032
1,280	Ameriprise Financial, Inc.		58,061
33,233	Bank of America Corp.		593,209
16,000	Berkshire Hathaway, Inc., Class B (a)		1,300,320
40,393	Citigroup, Inc.		163,592
77,850	Marsh & McLennan Cos., Inc.		1,901,097
28,100	The Bank of New York Mellon Corp.		867,728
7,668	The Student Loan Corp.		272,444
38,418	The Travelers Cos., Inc.		2,072,267
10,324	Unum Group		255,725
24,950	Waddell & Reed Financial, Inc.		899,198
7,646	Washington Federal, Inc.		155,367
			8,671,040

Health Care - 10.5%
37,450	Alkermes, Inc. (a)		485,726
5,750	Amgen, Inc. (a)		343,620
88,897	BioScrip, Inc. (a)		709,398
13,449	Coventry Health Care, Inc. (a)		332,459
2,910	Express Scripts, Inc. (a)		296,122
23,450	GlaxoSmithKline PLC, ADR		903,294
12,150	Johnson & Johnson		792,180
7,070	LifePoint Hospitals, Inc. (a)		260,035
17,150	Merck & Co., Inc.		640,552
78,282	Pfizer, Inc.		1,342,536
6,842	Quest Diagnostics, Inc.		398,820
36,200	UnitedHealth Group, Inc.		1,182,654
28,221	WellPoint, Inc. (a)		1,816,868
30,600	Zimmer Holdings, Inc. (a)		1,811,520
			11,315,784
Industrials - 3.1%
21,550	AGCO Corp. (a)		772,999
11,127	Blount International, Inc. (a)		115,276
100	CF Industries Holdings, Inc.		9,118
28,000	General Electric Co.		509,600
11,150	Granite Construction, Inc.		336,953
4,850	Illinois Tool Works, Inc.		229,696
1,000	POSCO, ADR		117,010
100	Potash Corp. of Saskatchewan, Inc.		11,935
3,500	Textainer Group Holdings, Ltd.		75,425
3,550	The Boeing Co.		257,765
100	The Mosaic Co.		6,077
14,450	United Parcel Service, Inc., Class B		930,725
			3,372,579
Information Technology - 2.6%
28,750	Automatic Data Processing, Inc.		1,278,513
37,350	Dell, Inc. (a)		560,623
30,150	Microsoft Corp.		882,491
5,000	MoneyGram International, Inc. (a)		19,000
3,000	Verisk Analytics, Inc., Class A (a)		84,600
			2,825,227
Materials - 3.8%
21,200	Alcoa, Inc.		301,888
28,700	E.I. du Pont de Nemours & Co.		1,068,788
550	Plum Creek Timber Co., Inc., REIT		21,400
7,100	Precision Castparts Corp.		899,641
47,350	The Dow Chemical Co.		1,400,140
14,000	Vale SA, ADR		450,660
			4,142,517
Telecommunications - 4.6%
27,300	AT&T, Inc.		705,432
49,150	SK Telecom Co., Ltd., ADR		848,329
9,760	Telecom Corp. of New Zealand, Ltd., ADR		75,347
30,300	Telefonos de Mexico SAB de CV, ADR		472,680
57,900	Tele Norte Leste Participacoes SA, ADR		1,022,514
59,000	Telmex Internacional SAB de CV, ADR		1,137,520
21,650	Verizon Communications, Inc.		671,583
			4,933,405

Total Common Stock (Cost $72,045,181)			80,733,259

Non-Convertible Preferred Stock - 0.5%
Utilities - 0.5%		Rate
305	AEP Texas Central Co.	4.00%	19,978
1,500	Connecticut Light & Power Co., Series 1947	1.90	51,843
1,000	Connecticut Light & Power Co., Series 1947	2.00	34,281
1,500	Connecticut Light & Power Co., Series 1949	3.90	50,719
1,600	FirstService Corp.	7.00	36,400
1,210	Great Plains Energy, Inc.	4.50	96,649
4,000	Hawaiian Electric Co., Inc., Series C	4.25	60,800
300	Indianapolis Power & Light Co.	4.00	20,709
78	MidAmerican Energy Co.	3.30	4,634
80	MidAmerican Energy Co.	3.90	5,298
200	NSTAR Electric Co.	4.25	13,231
1,000	Pacific Enterprises	4.50	83,000
400	Peco Energy Co., Series A	3.80	29,900
300	Westar Energy, Inc.	4.25	19,997
Total Non-Convertible Preferred Stock (Cost $421,559)			527,439

Principal		Rate	Maturity

Asset Backed Obligations - 0.0%
$ 2,154	Scotia Pacific Co., LLC, Series B (b) (d) (Cost $1,944)	6.55	07/20/28	-

Corporate Bonds - 20.5%
Consumer Discretionary - 0.3%
315,000	Time Warner, Inc.	6.88	05/01/12	346,655

Consumer Staples - 5.7%
1,180,000	American Stores Co.	7.90	05/01/17	1,132,800
1,110,000	Dr. Pepper Snapple Group, Inc.	6.12	05/01/13	1,235,145
350,000	General Mills, Inc.	5.70	02/15/17	380,213
535,000	Kraft Foods, Inc.	5.63	11/01/11	568,439
1,225,000	Smithfield Foods, Inc., Series B	7.75	05/15/13	1,243,375
115,000	SUPERVALU, Inc.	7.50	11/15/14	117,300
375,000	SUPERVALU, Inc.	8.00	05/01/16	381,562
985,000	Tyson Foods, Inc.	8.25	10/01/11	1,066,262
				6,125,096

Energy - 2.6%
1,170,000	Chesapeake Energy Corp	6.63	01/15/16	1,152,450
100,000	Constellation Energy Group, Inc.	4.55	06/15/15	102,385
190,000	El Paso Corp. (d)	6.70	02/15/27	167,200
1,270,000	El Paso Performance-Linked Trust (e)	7.75	07/15/11	1,321,149
				2,743,184
Financials - 2.9%
75,000	American Express Credit Corp., Series C	7.30	08/20/13	84,245
156,397	FINOVA Group, Inc. (b)	7.50	11/15/09	673
455,000	Hartford Financial Services Group, Inc.	5.25	10/15/11	475,006
2,370,000	Hartford Financial Services Group, Inc.	5.50	10/15/16	2,420,877
182,000	Hartford Financial Services Group, Inc.	6.30	03/15/18	190,812
				3,171,613

Health Care - 1.4%
425,000	Health Management Associates, Inc.	6.13	04/15/16	406,937
515,000	UnitedHealth Group, Inc.	4.88	03/15/15	540,547
430,000	WellPoint, Inc.	5.00	12/15/14	459,487
130,000	WellPoint, Inc.	5.25	01/15/16	137,224
				1,544,195
Industrials - 5.1%
2,832,000	Church & Dwight Co., Inc.	6.00	12/15/12	2,888,640
740,000	General Electric Capital Corp. Series MTN	5.63	09/15/17	780,352
180,000	Johnson Controls, Inc.	5.25	01/15/11	186,035
495,000	Johnson Controls, Inc.	4.88	09/15/13	526,578
94,000	Waste Management, Inc.	7.38	08/01/10	95,958
71,000	Waste Management, Inc.	7.65	03/15/11	75,017
835,000	Waste Management, Inc.	6.38	11/15/12	925,750
				5,478,330
Materials - 1.9%
895,000	The Dow Chemical Co.	5.70	05/15/18	929,943
410,000	Weyerhaeuser Co.	6.75	03/15/12	437,456
203,000	Weyerhaeuser Co.	9.00	10/01/21	205,819
505,000	Weyerhaeuser Co.	7.95	03/15/25	502,639
				2,075,857

Utilities - 0.6%
255,000	Energy Future Holdings Corp.	9.75	10/15/19	253,725
312,000	Energy Future Intermediate Holding Co., LLC	9.75	10/15/19	310,440
27,000	Nevada Power Co., Series L	5.88	01/15/15	29,442
				593,607

Total Corporate Bonds (Cost $19,856,588)				22,078,537

Foreign Municipal Bonds - 1.0% (c)
750,000	Ontario Hydro Generic Residual Strip (Canada), Series OC20	5.51		10/1/2020	451,927
356,000	Ontario Hydro Generic Residual Strip (Canada)	5.47-5.65		11/27/2020	212,237
605,000	Ontario Hydro Generic Residual Strip (Canada)	5.61		10/15/2021	341,621
235,000	Ontario Hydro Generic Residual Strip (Canada)	5.75		8/18/2022	125,870
Total Foreign Municipal Bonds (Cost $767,918)					1,131,655

Municipal Bonds - 0.2%
190,000	California State Refunding Bonds (Cost $188,321)	5.00		3/1/2018	199,183

Shares
Money Market Fund - 0.0%
31	Schwab Government Money Fund 0.01% (f) (Cost $31)				31

Total Investments - 97.1% (Cost $93,281,542)*					$ 104,670,104
Cash - 2.2%					2,313,641
Other Assets & Liabilities, Net - 0.7%					779,502
NET ASSETS - 100.0%					$ 107,763,247

ADR American Depositary Receipt.
MTN Medium Term Note.
PLC Public Limited Company.
REIT Real Estate Investment Trust.

(a) Non-income producing security.
(b) Security is currently in default on scheduled principal or interest payments.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $167,200 or 0.2% of net assets.
(e) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,321,149 or 1.2% of net assets.
(f) Represents 7-day effective yield as of March 31, 2010.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation		$ 18,898,536
Gross Unrealized Depreciation		(7,509,974)
Net Unrealized Appreciation		$ 11,388,562

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs"used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

		Level 1	Level 2	Level 3	Total
	Common Stock
	Communications	$ 86,460	$ -	$ -	$ 86,460
	Consumer Discretionary	21,310,992	-	-	21,310,992
	Consumer Staples	20,045,945	-	-	20,045,945
	Energy	4,029,310	-	-	4,029,310
	Financials	8,671,040	-	-	8,671,040
	Health Care	11,315,784	-	-	11,315,784
	Industrials	3,372,579	-	-	3,372,579
	Information Technology	2,825,227	-	-	2,825,227
	Materials	4,142,517	-	-	4,142,517
	Telecommunications	4,933,405	-	-	4,933,405
	Preferred Stock - Utilities	527,439	-	-	527,439
	Asset Backed Obligations	-	-	-	-
	Corporate Bonds	-	21,911,337	167,200	22,078,537
	Foreign Municpal Bonds	-	1,131,655	-	1,131,655
	Municipal Bonds	-	199,183	-	199,183
	Money Market Fund	-	31	-	31
	TOTAL	$ 81,260,698	$ 23,242,206	$ 167,200	$ 104,670,104

The following is a reconciliation of Level 3 assets (at either the beginning or ending of the period) for which significant unobservable inputs were used to determine fair value.

		Preferred Stock	Asset Backed Obligations	Corporate Bonds	Total

	Balance as of 06/30/09	$ 18,681	$ 1,982	$ -	$ 20,663
	Accrued Accretion / (Amortization)	-	-	-	-
	Realized Gain (Loss)	-	-	-	-
	Change in Unrealized Appreciation / (Depreciation)	(991)	(1,982)	752	(2,221)
	Net Purchase / (Sales)	-	-	-	-
	Transfers In / (Out)	(17,690)	-	166,448	148,758
	Balance as of 03/31/10	$ -	$ -	$ 167,200	$ 167,200
	Net Change in Unrealized Appreciation (Depreciation) from Investments held as of 03/31/10	$ -	$ (1,982)	$ 752	$ (1,230)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

DFDENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (Unaudited)

Shares	Security Description		Value

Common Stock - 100.1%

Agriculture - 1.2%
23,000	Monsanto Co.		$ 1,642,660

Business Services - 11.1%
200,000	Expeditors International of Washington, Inc.		7,384,000
44,628	Healthcare Services Group, Inc.		999,221
155,000	Iron Mountain, Inc.		4,247,000
50,000	Stericycle, Inc. (a)		2,725,000
			15,355,221

Computer Software - 4.7%
151,000	ANSYS, Inc. (a)		6,514,140

Data Networking - 1.9%
100,000	Cisco Systems, Inc. (a)		2,603,000

Distribution and Industrial Supplies - 7.5%
215,000	Fastenal Co.		10,317,850

Educational Services - 0.4%
11,600	American Public Education, Inc. (a)		540,560

Electronics - 3.3%
90,000	Intel Corp.		2,003,400
90,000	Trimble Navigation, Ltd. (a)		2,584,800
			4,588,200

Energy Services - 6.8%
30,000	Core Laboratories NV		3,924,000
52,000	Schlumberger, Ltd.		3,299,920
50,000	Smith International, Inc.		2,141,000
			9,364,920

Energy Sources - 6.2%
31,000	Apache Corp.		3,146,500
117,000	Ultra Petroleum Corp. (a)		5,455,710
			8,602,210

Financial Services - 6.4%
130,000	T. Rowe Price Group, Inc.		7,140,900
18,000	Visa, Inc., Class A		1,638,540
			8,779,440

Industrial Applications - 8.4%
163,000	Actuant Corp., Class A		3,186,650
60,000	II-VI, Inc. (a)		2,030,400
110,000	Roper Industries, Inc.		6,362,400
			11,579,450

Infrastructure - 8.2%
223,000	Chicago Bridge & Iron Co. NV		5,186,980
135,000	Jacobs Engineering Group, Inc. (a)		6,100,650
			11,287,630

Insurance - 2.7%
10,000	Markel Corp. (a)		3,746,600

Life Sciences - 12.1%
28,000	Covance, Inc. (a)		1,718,920
177,000	IDEXX Laboratories, Inc. (a)		10,186,350
75,000	Techne Corp.		4,776,750
			16,682,020

Medical Products - 6.4%
82,000	ResMed, Inc. (a)		5,219,300
64,000	Stryker Corp.		3,662,080
			8,881,380

Metal Mining - 1.4%
8,000	Rio Tinto, PLC, ADR		1,893,840

Pharmaceuticals - 4.7%
40,000	Alcon, Inc.		6,462,400

Wireless Telecommunication Services - 6.7%
25,000	American Tower Corp., Class A (a)		1,065,250
195,000	QUALCOMM, Inc.		8,188,050
			9,253,300

Total Common Stock (Cost $125,992,178)			138,094,821

Total Investments - 100.1% (Cost $125,992,178)*			$ 138,094,821
Other Assets and Liabilities, Net - (0.1)%			(195,741)
Total Net Assets - 100.0%			$ 137,899,080

ADR American Depositary Receipt
PLC Public Limited Company

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation		$ 17,847,180
	Gross Unrealized Depreciation		(5,744,537)
	Net Unrealized Appreciation (Depreciation)		$ 12,102,643

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$ 138,094,821
	Level 2 - Other Significant Observable Inputs	-
	Level 3 - Significant Unobservable Inputs	-
	Total Investments	$ 138,094,821

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN LARGE CAP CORE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (unaudited)

Shares	Security Description		Value

Common Stock - 99.0%
Consumer Discretionary - 13.2%
115,385	Home Depot, Inc.		$ 3,732,705
56,650	McDonald's Corp.		3,779,688
56,590	NIKE, Inc., Class B		4,159,365
79,135	Ross Stores, Inc.		4,231,348
183,000	The Gap, Inc.		4,229,130
113,270	Viacom, Inc., Class B (a)		3,894,223
			24,026,459

Consumer Staples -9.4%
99,445	Archer-Daniels-Midland Co.		2,873,960
52,160	General Mills, Inc.		3,692,406
71,065	Kellogg Co.		3,797,003
109,755	Kraft Foods, Inc.		3,318,991
54,500	The Procter & Gamble Co.		3,448,215
			17,130,575

Energy - 8.9%
44,035	Chevron Corp.		3,339,174
55,905	ConocoPhillips		2,860,659
45,460	Exxon Mobil Corp.		3,044,911
72,625	Noble Corp.		3,037,177
46,920	Occidental Petroleum Corp.		3,966,617
			16,248,538

Financials - 13.7%
63,755	ACE, Ltd.		3,334,386
87,395	Ameriprise Financial, Inc.		3,964,237
78,220	JPMorgan Chase & Co.		3,500,345
47,320	PartnerRe, Ltd.		3,772,350
68,990	State Street Corp.		3,114,209
19,955	The Goldman Sachs Group, Inc.		3,404,922
151,230	Unum Group		3,745,967
			24,836,416

Health Care - 14.5%
47,620	Amgen, Inc. (a)		2,845,771
58,060	Baxter International, Inc.		3,379,092
128,935	Bristol-Myers Squibb Co.		3,442,564
100,060	Cardinal Health, Inc.		3,605,162
70,490	Covidien PLC		3,544,237
46,945	Johnson & Johnson		3,060,814
55,440	McKesson Corp.		3,643,517
169,195	Pfizer, Inc.		2,901,694
			26,422,851

Industrials - 10.8%
44,065	3M Co.		3,682,512
63,540	Bucyrus International, Inc.		4,193,005
35,840	Flowserve Corp.		3,952,077
97,340	Tyco International, Ltd.		3,723,255
54,365	United Technologies Corp.		4,001,808
			19,552,657

Materials - 3.8%
47,925	Praxair, Inc.		3,977,775
136,295	Sealed Air Corp.		2,873,099
			6,850,874

Technology - 22.6%
116,695	Agilent Technologies, Inc. (a)		4,013,141
260,905	AVX Corp.		3,704,851
91,620	BMC Software, Inc. (a)		3,481,560
160,930	CA, Inc.		3,777,027
151,985	Cisco Systems, Inc. (a)		3,956,170
71,425	Hewlett-Packard Co.		3,796,239
28,560	IBM Corp.		3,662,820
170,815	Intel Corp.		3,802,342
131,265	Microsoft Corp.		3,842,127
138,820	Texas Instruments, Inc.		3,396,925
132,585	Tyco Electronics, Ltd.		3,643,436
			41,076,638
Telecommunications - 2.1%
105,817	CenturyTel, Inc.		3,752,271

Total Common Stock (Cost $153,162,387)			179,897,279

Total Investments - 99.0% (Cost $153,162,387)*			$ 179,897,279
Other Assets & Liabilities, Net - 1.0%			1,755,684
NET ASSETS - 100.0%			$ 181,652,963

PLC Public Limited Company

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation		$ 27,764,990
	Gross Unrealized Depreciation		(1,030,098)
	Net Unrealized Appreciation		$ 26,734,892

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$ 179,897,279
	Level 2 - Other Significant Observable Inputs	-
	Level 3 - Significant Unobservable Inputs	-
	Total Investments	$ 179,897,279

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

GOLDEN SMALL CAP CORE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (unaudited)

Shares	Security Description		Value

Common Stock - 98.3%
Consumer Discretionary - 16.9%
82,582	Aeropostale, Inc. (a)		$ 2,380,839
66,325	Big Lots, Inc. (a)		2,415,556
78,060	Carter's, Inc. (a)		2,354,290
48,515	Gymboree Corp. (a)		2,504,829
258,870	Sally Beauty Holdings, Inc. (a)		2,309,120
225,695	Service Corp. International		2,071,880
51,765	The Warnaco Group, Inc. (a)		2,469,708
46,295	Tupperware Brands Corp.		2,232,345
63,910	Wolverine World Wide, Inc.		1,863,616
			20,602,183

Consumer Staples - 3.0%
49,595	Alberto-Culver Co.		1,296,909
161,725	Del Monte Foods Co.		2,361,185
			3,658,094

Energy - 2.0%
54,245	Oil States International, Inc. (a)		2,459,468

Financials - 16.2%
78,085	American Financial Group, Inc.		2,221,518
106,291	AMERISAFE, Inc. (a)		1,739,984
67,920	Aspen Insurance Holdings, Ltd.		1,958,813
125,790	CNA Surety Corp. (a)		2,237,804
56,805	Harleysville Group, Inc.		1,917,737
70,975	Investment Technology Group, Inc. (a)		1,184,573
265,725	Meadowbrook Insurance Group, Inc.		2,099,228
41,265	ProAssurance Corp. (a)		2,415,653
47,415	StanCorp Financial Group, Inc.		2,258,376
45,920	World Acceptance Corp. (a)		1,656,794
			19,690,480

Health Care - 16.0%
100,295	American Medical Systems Holdings, Inc. (a)		1,863,481
36,235	Chemed Corp.		1,970,459
40,650	Emergency Medical Services Corp. (a)		2,298,757
77,195	Endo Pharmaceuticals Holdings, Inc. (a)		1,828,750
85,270	Healthspring, Inc. (a)		1,500,752
120,525	Kindred Healthcare, Inc. (a)		2,175,476
31,965	Mednax, Inc. (a)		1,860,043
43,625	Owens & Minor, Inc.		2,023,764
85,705	Par Pharmaceutical Cos., Inc. (a)		2,125,484
28,670	Techne Corp.		1,825,992
			19,472,958

Industrials - 15.0%
79,270	Chart Industries, Inc. (a)		1,585,400
41,950	Consolidated Graphics, Inc. (a)		1,737,150
59,435	Crane Co.		2,109,942
106,615	Deluxe Corp.		2,070,463
106,550	DynCorp International, Inc., Class A (a)		1,225,325
77,425	EMCOR Group, Inc. (a)		1,906,978
85,920	EnerSys (a)		2,118,787
131,375	GrafTech International, Ltd. (a)		1,795,896
78,670	SYKES Enterprises, Inc. (a)		1,796,823
22,415	Valmont Industries, Inc.		1,856,634
			18,203,398

Materials - 4.2%
48,050	Koppers Holdings, Inc.		1,360,776
80,315	Pactiv Corp. (a)		2,022,332
38,140	Rock-Tenn Co., Class A		1,738,040
			5,121,148

Technology - 21.8%
128,420	Acxiom Corp. (a)		2,303,855
137,190	Arris Group, Inc. (a)		1,647,652
38,215	CACI International, Inc., Class A (a)		1,866,803
179,610	Emulex Corp. (a)		2,385,221
74,380	j2 Global Communications, Inc. (a)		1,740,492
147,505	Netscout Systems, Inc. (a)		2,181,599
115,615	QLogic Corp. (a)		2,346,985
248,890	S1 Corp. (a)		1,468,451
44,155	Silicon Laboratories, Inc. (a)		2,104,869
128,435	Skyworks Solutions, Inc. (a)		2,003,586
48,380	Tech Data Corp. (a)		2,027,122
110,640	Tekelec (a)		2,009,222
223,840	TIBCO Software, Inc. (a)		2,415,234
			26,501,091

Telecommunications - 1.9%
119,650	Syniverse Holdings, Inc. (a)		2,329,585

Utilities - 1.3%
55,515	Atmos Energy Corp.		1,586,064

Total Common Stock (Cost $98,401,093)			119,624,469

Total Investments - 98.3% (Cost $98,401,093)*			$ 119,624,469
Other Assets & Liabilities, Net - 1.7%			2,072,006
NET ASSETS - 100.0%			$ 121,696,475

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

	Gross Unrealized Appreciation		$ 25,092,667
	Gross Unrealized Depreciation		(3,869,291)
	Net Unrealized Appreciation		$ 21,223,376

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

	Valuation Inputs	Investments in Securities
	Level 1 - Quoted Prices	$ 119,624,469
	Level 2 - Other Significant Observable Inputs	-
	Level 3 - Significant Unobservable Inputs	-
	Total Investments	$ 119,624,469

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS  AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	April 30, 2010

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	April 30, 2010